Discontinued Operations (Tables)	9 Months Ended	12 Months Ended
	Oct. 02, 2021	Dec. 31, 2020
BCP QUALTEK HOLDCO, LLC
Discontinued operations in consolidated balance sheets and operations and comprehensive loss

The following table presents the aggregate carrying amounts of the classes of assets and liabilities of discontinued operations in the condensed consolidated balance sheets (in thousands):

	October 2, 2021	December 31, 2020
Carrying amounts of assets included as part of discontinued operations:
Cash	$1,272	$93
Accounts receivable, net of allowance	4,663	5,743
Inventories, net	—	28
Prepaid expenses	177	71
Other current assets	2,045	599
Total current assets of discontinued operations	$8,157	$6,534
Property and equipment, net	1,348	3,280
Intangible assets, net	—	5,712
Other long-term assets	—	280
Total non-current assets of discontinued operations	$1,348	$9,272
Carrying amounts of liabilities included as part of discontinued operations:
Current portion of long-term debt and capital lease obligations	$1,832	$920
Accounts payable	519	809
Accrued expenses	1,590	1,636
Total current liabilities of discontinued operations	$3,941	$3,365
Capital lease obligations, net of current portion	—	1,793
Total non-current liabilities of discontinued operations	$—	$1,793

The financial results are presented as loss from discontinued operations on our condensed consolidated statements of operations and comprehensive loss. The following table presents the financial results (in thousands):

	For the Nine Months Ended
	October 2, 2021	October 3, 2020
Revenue	$5,850	$13,923
Costs and expenses:	—
Cost of revenues	8,025	13,222
General and administrative	275	693
Depreciation and amortization	6,667	1,566
Total costs and expenses	14,967	15,481
Loss from operations of discontinued operations	(9,117)	(1,558)
Other income (expense):
Gain on sale/ disposal of property and equipment	1,101	—
Interest expense	(98)	(150)
Loss from discontinued operations	$(8,114)	$(1,708)

The following table presents the aggregate carrying amounts of the classes of assets and liabilities of discontinued operations in the consolidated balance sheets as of December 31, 2020 and 2019 (in thousands):

	2020	2019
Carrying amounts of assets included as part of discontinued operations:
Cash	$93	$237
Accounts receivable, net of allowance	5,743	6,223
Inventories, net	28	30
Prepaid expenses	71	223
Other current assets	599	23
Total current assets of discontinued operations	$6,534	$6,736
Property and equipment, net	3,280	4,585
Intangible assets, net	5,712	6,275
Other long-term assets	280	265
Total non-current assets of discontinued operations	$9,272	$11,125
Carrying amounts of liabilities included as part of discontinued operations:
Current portion of long-term debt and capital lease obligations	$920	$1,059
Accounts payable	809	1,180
Accrued expenses	1,636	607
Total current liabilities of discontinued operations	$3,365	$2,846
Capital lease obligations, net of current portion	1,793	2,634
Total non-current liabilities of discontinued operations	$1,793	$2,634

The financial results are presented as loss from discontinued operations on our consolidated statements of operations and comprehensive loss for the years ended December 31, 2020 and 2019. The following table presents the financial results (in thousands):

	2020	2019
Revenue	$17,481	$21,561
Costs and expenses:
Cost of revenues	18,331	19,807
General and administrative	804	939
Change in fair value of contingent consideration	—	(266)
Impairment of goodwill	—	5,119
Depreciation and amortization	2,022	2,012
Total costs and expenses	21,157	27,611
Loss from operations of discontinued operations	(3,676)	(6,050)
Other income (expense):
Gain on sale/ disposal of property and equipment	—	1
Interest expense	(189)	(213)
Loss from discontinued operations	$(3,865)	$(6,262)